UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2010


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2010


[LOGO OF USAA]
   USAA(R)

                                         [GRAPHIC OF USAA EMERGING MARKETS FUND]

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     SEMIANNUAL REPORT
     USAA EMERGING MARKETS FUND
     FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
     NOVEMBER 30, 2010

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

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FUND OBJECTIVE

CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

Invests at least 80% of the Fund's assets in equity securities of emerging market companies.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

    Portfolio of Investments                                                 17

    Notes to Portfolio of Investments                                        34

    Financial Statements                                                     37

    Notes to Financial Statements                                            40

EXPENSE EXAMPLE                                                              59

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"I EXPECT THE ECONOMY TO CONTINUE                  [PHOTO OF DANIEL S. McNAMARA]
ITS SLOW, LOW-GROWTH RECOVERY"

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NOVEMBER 2010

The six-month reporting period was eventful and unquestionably tumultuous. But despite the ups and downs, economic and market conditions improved.

When the period began in June, investors were grappling with a host of worries -- Greece's debt crisis, regulatory changes related to the health care, financial and energy industries, the May "flash crash" in the U.S. stock market, and BP's oil spill in the Gulf of Mexico. Concern about the sustainability of the economic recovery also dampened investor sentiment as it became apparent that previous economic growth had been the result of government stimulus spending, such as the cash for clunkers program and the first-time homebuyer tax credit, not self-sustaining private sector demand. Job growth also failed to materialize and unemployment remained high. However, inflation was muted, giving the Federal Reserve (the Fed) the latitude to keep short-term rates low in a range between zero and 0.25%.

By summer, some of these uncertainties had been resolved. Congress passed financial and health care legislation. The turmoil in Europe abated as the European Union bailed out Greece, and the stress tests on European banks suggested, perhaps prematurely, that they were stronger than previously believed. Corporate earnings, driven by surprisingly strong revenue growth, were better than expected. The Fed also telegraphed its intention to resume quantitative easing (QE2) in support of the U.S. economy. This suggested that short-term and overnight interest rates would remain low for a prolonged period, perhaps between 12 and 18 months.

The reduced uncertainty sparked a strong, broad-based rally across multiple asset classes, including U.S. and international equities, the emerging markets, fixed income, and precious metals and minerals. The rally continued as the Fed provided the details for QE2: the purchase of up to $600 billion in long-term U.S. Treasuries. Meanwhile, the mid-term elections turned out as many had anticipated with the Republicans taking control of the House of

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2  | USAA EMERGING MARKETS FUND

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Representatives and the Democrats holding their majority in the Senate. It was widely believed that at the end of the day the Bush tax cuts would be extended in a compromise that could include all taxpayers.

Although new geopolitical concerns emerged in November, the markets generally ignored the news and continued to rally. The dollar, which had declined in anticipation of renewed quantitative easing, rebounded in response to questions about Ireland's solvency and tensions between North and South Korea.

On a more positive note, third-quarter U.S. gross domestic product was revised upwards and retailers reported strong November sales in advance of the holiday season, suggesting to some observers that the U.S. economic recovery could be gaining momentum despite persistently high unemployment. However, I expect the economy to continue its slow, low-growth recovery. Furthermore, given that bond yields are near historic lows, I think bond investors anticipate a prolonged period of low interest rates.

Under the circumstances, investors would be well-advised to be mindful of their time horizons and resist the temptation to stretch their risk tolerance in pursuit of higher returns. They should remain disciplined and stick to their investment plans. If you would like to revisit or refine YOUR plan, please call 800-531-8722 and speak to one of USAA's dedicated service representatives. They stand ready to help you -- free of charge.

Rest assured we will continue doing all we can to help you achieve your long-term financial goals. At USAA Investment Management Company, we have some of the finest investment professionals in the industry managing your assets. Thank you once again for the opportunity to serve your investment needs.

Sincerely,

/s/ Daniel S. McNamara

Daniel S. McNamara
President
USAA Investment Management Company

As interest rates rise, existing bond prices fall.

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Past performance is no guarantee of future results.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY ON THE FUND

The Boston Company Asset Management,     Batterymarch Financial Management, Inc.
LLC                                            DAVID LAZENBY, CFA

   KIRK HENRY, CFA
   CAROLYN KEDERSHA, CFA, CPA
   WARREN SKILLMAN

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o HOW DID THE USAA EMERGING MARKETS FUND (THE FUND SHARES) PERFORM DURING THE
  REPORTING PERIOD?

  For the six-month period ended November 30, 2010, the Fund Shares had a total return of 18.32%. This compares to a return of 19.98% for the Lipper Emerging Markets Funds Index and 18.60% for the Morgan Stanley Capital International Emerging Markets Index (the Index).

  The Fund has two sub-advisers, each pursuing a distinct approach to emerging markets investing: Batterymarch Financial Management, Inc. (Batterymarch) and The Boston Company Asset Management, LLC (The Boston Company).

o PLEASE CHARACTERIZE THE PERFORMANCE OF EMERGING MARKETS RELATIVE TO DEVELOPED MARKETS OVER THE REPORTING PERIOD.

  The Index (18.60%) significantly outperformed U.S. stocks as measured by the S&P 500 Index (9.50%), as well as non-U.S. developed markets

  Refer to pages 9, 12 and 14 for benchmark definitions.

  Past performance is no guarantee of future results.

  Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

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4  | USAA EMERGING MARKETS FUND

================================================================================

  as measured by the Morgan Stanley Capital International Europe, Australasia, and Far East Index (13.48%).

o PLEASE CHARACTERIZE PERFORMANCE FOR THE BATTERYMARCH PORTION OF THE FUND DURING THE REPORTING PERIOD.

  Batterymarch outperformed the Index for the reporting period despite a difficult start. Early in the reporting period, macroeconomic influences within China and Greece created a difficult environment for stock pickers. Though investors alternated between risk-seeking and risk-avoidance behavior based on macroeconomic events through the summer, our stock selection process began to add value during July.

  Stock selection tends to drive Batterymarch's performance, and during the reporting period selection was particularly strong within Brazil, South Africa, India and Indonesia. Taiwan was the only market where stock selection detracted from performance to any meaningful degree.

  At the security level, relative outperformance was led by an overweight position in Tata Motors Ltd. ADR, an Indian automobile company. Positioning in Brazil's oil & gas giant Petroleo Brasileiro S.A. ADR represented another strong contributor to relative value. In contrast, an underweight position in HTC Corp.* (Taiwan), which manufactures smart handheld devices and posted a return of over 120%, represented the primary detractor from our performance. A non-benchmark holding, Vimplecom Ltd. (Netherlands), also detracted from performance.

  Country and industry allocation delivered mixed results, with a modestly negative impact overall. Our overweight position in Thailand added to relative return, given that country's position as the top contributor within the Index. However, our underweight position in Taiwan detracted from performance. As of the reporting period end, our largest overweight positions were in Russia, Turkey and South Africa, and the most significant underweight positions were in Taiwan and India. Additionally, we have moved to a more neutral position in

  * HTC Corp. and Vimplecom Ltd. were sold out of the Fund prior to November 30, 2010.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

  China as valuations there are now close to those of other emerging market countries.

  Our portion of the Fund has an average price-to-earnings ratio lower than the Index, as well as average earnings-per-share growth estimates in line with the Index.

o WHAT IS BATTERYMARCH'S OUTLOOK?

  As global focus has turned to sovereign credit fundamentals, equity investors are expected to continue to reward the resilience and fundamental strength of emerging markets at the government, corporate, and consumer levels. Increased domestic consumption, attractively valued currencies and strong foreign reserve positions in many emerging market countries provide a supportive environment for corporate earnings, in contrast with many developed markets. Exports to other emerging countries are now a significant driver of returns, reducing dependence on the developed world.

  Today's emerging markets provide the majority of incremental global growth, and China is leading the way. While developed markets are undergoing contractions in credit, with deleveraging taking place at all levels, emerging market governments, corporations, and households are relatively unencumbered by debt.

o HOW DID THE BOSTON COMPANY'S PORTION OF THE PORTFOLIO PERFORM?

  Our portion of the portfolio slightly underperformed its benchmark during the reporting period. From a sector standpoint, we benefited from stock selection within the financials, consumer discretionary, and energy sectors. At the same time, relative return was hindered by selection in the consumer staples, materials, and information technology sectors. Within the financials sector, an underweight position in this sector, coupled with positive stock selection in China

================================================================================

6  | USAA EMERGING MARKETS FUND

================================================================================

  and India, boosted relative return, particularly in the latter portion of the reporting period. However, performance in the materials sector was hindered by our continued underweight position in mining companies. On a country basis, we benefited from strong stock selection in China, India, and Thailand. Returns were hampered by weak stock selection in South Korea, where we have more domestic than export exposure.

o WHAT IS THE BOSTON COMPANY'S OUTLOOK?

  In light of the slight pullback in emerging markets during November, their valuations remain near long-term averages. As a group, these stocks are currently trading at a premium to developed markets when measured in terms of price-to-book value. However, less-developed countries are also delivering higher profitability as measured by return on equity. In addition, the second round of quantitative easing by the Federal Reserve and other central banks may provide emerging markets with additional positive momentum in the near term. We believe that investors' ongoing search for yield and total return in the current low interest rate environment could continue to support emerging market stock prices in the coming months.

  There are issues to be mindful of as 2010 closes, however. Market consensus is solidly overweighting this asset class already. Inflation is once again picking up in several markets, and Chinese real estate development has continued unabated, despite a slowdown in sales. Speculative positions within commodities worldwide are back up to 2007 levels, as are analysts' growth expectations.

  Central bank policy will be crucial going forward. Any significant missteps by central bankers could seriously dampen investor risk appetite and spur additional market volatility. That said, we continue to uncover interesting opportunities in companies that we believe have not yet reached their long-term valuation averages.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

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INVESTMENT OVERVIEW

USAA EMERGING MARKETS FUND SHARES (Ticker Symbol: USEMX)

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                                               11/30/10               5/31/10
--------------------------------------------------------------------------------

Net Assets                                  $712.6 Million        $557.6 Million
Net Asset Value Per Share                      $20.34                $17.20


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/10
--------------------------------------------------------------------------------
   5/31/10 to 11/30/10*           1 YEAR           5 YEARS           10 YEARS

          18.32%                  13.42%           11.14%             13.79%


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                                 EXPENSE RATIO**
--------------------------------------------------------------------------------

                                      1.66%


*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

High double digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED OCTOBER 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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8  | USAA EMERGING MARKETS FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    MSCI EMERGING       LIPPER EMERGING MARKETS      USAA EMERGING MARKETS
                    MARKETS INDEX             FUNDS INDEX                 FUND SHARES
11/30/00              $10,000.00               $10,000.00                  $10,000.00
12/31/00               10,241.52                10,360.96                   10,482.95
01/31/01               11,651.78                11,561.38                   11,463.07
02/28/01               10,739.43                10,664.89                   10,482.95
03/31/01                9,684.61                 9,647.53                    9,545.45
04/30/01               10,163.15                10,140.46                    9,985.80
05/31/01               10,284.46                10,419.31                   10,170.45
06/30/01               10,073.35                10,237.55                   10,028.41
07/31/01                9,436.81                 9,602.68                    9,502.84
08/31/01                9,343.73                 9,477.47                    9,161.93
09/30/01                7,897.51                 8,125.06                    8,011.36
10/31/01                8,387.62                 8,551.56                    8,409.09
11/30/01                9,263.31                 9,398.66                    9,076.70
12/31/01                9,998.59                 9,998.54                    9,875.56
01/31/02               10,337.42                10,392.76                   10,360.08
02/28/02               10,507.25                10,625.23                   10,687.84
03/31/02               11,140.35                11,207.17                   11,400.36
04/30/02               11,211.58                11,344.08                   11,414.61
05/31/02               11,032.94                11,239.74                   11,300.61
06/30/02               10,205.23                10,418.23                   10,459.83
07/31/02                9,429.05                 9,639.58                    9,576.30
08/31/02                9,574.34                 9,718.66                    9,690.30
09/30/02                8,541.36                 8,744.08                    8,650.02
10/31/02                9,095.59                 9,161.12                    8,963.53
11/30/02                9,721.67                 9,777.41                    9,590.55
12/31/02                9,398.66                 9,535.78                    9,376.80
01/31/03                9,357.74                 9,480.55                    9,262.79
02/28/03                9,105.17                 9,256.92                    9,006.28
03/31/03                8,847.00                 8,958.42                    8,749.78
04/30/03                9,635.02                 9,821.58                    9,590.55
05/31/03               10,326.54                10,527.83                   10,303.07
06/30/03               10,915.10                11,057.79                   10,801.84
07/31/03               11,598.68                11,563.97                   11,400.36
08/31/03               12,377.18                12,336.57                   11,984.63
09/30/03               12,467.92                12,610.20                   12,255.39
10/31/03               13,528.91                13,592.46                   13,181.66
11/30/03               13,695.16                13,794.13                   13,423.92
12/31/03               14,688.01                14,966.17                   14,350.20
01/31/04               15,209.65                15,394.09                   14,791.97
02/29/04               15,911.27                16,085.09                   15,433.24
03/31/04               16,115.72                16,300.82                   15,532.99
04/30/04               14,798.14                15,016.07                   14,578.21
05/31/04               14,601.96                14,723.04                   14,335.95
06/30/04               14,572.96                14,798.64                   14,521.21
07/31/04               14,315.27                14,581.45                   14,307.45
08/31/04               14,914.51                15,148.06                   14,734.96
09/30/04               15,775.93                16,036.32                   15,433.24
10/31/04               16,153.87                16,525.70                   15,818.00
11/30/04               17,650.13                17,884.74                   17,257.29
12/31/04               18,499.83                18,811.53                   18,109.11
01/31/05               18,558.38                18,878.41                   17,937.19
02/28/05               20,187.97                20,452.51                   19,298.24
03/31/05               18,857.97                19,061.89                   17,951.52
04/30/05               18,355.35                18,595.41                   17,593.35
05/31/05               19,001.61                19,170.73                   18,037.48
06/30/05               19,657.52                19,807.09                   18,710.84
07/31/05               21,048.45                21,174.39                   19,885.64
08/31/05               21,237.92                21,503.62                   19,971.60
09/30/05               23,218.28                23,384.29                   21,561.88
10/31/05               21,701.30                21,974.22                   20,057.56
11/30/05               23,498.11                23,621.23                   21,461.59
12/31/05               24,890.09                24,954.01                   22,734.70
01/31/06               27,685.24                27,826.21                   24,797.56
02/28/06               27,658.87                27,663.37                   24,811.98
03/31/06               27,906.80                28,038.74                   25,316.88
04/30/06               29,898.11                30,024.96                   27,004.67
05/31/06               26,772.40                26,723.74                   24,263.81
06/30/06               26,715.68                26,591.37                   24,119.56
07/31/06               27,115.23                27,162.93                   24,263.81
08/31/06               27,819.64                27,902.67                   24,768.71
09/30/06               28,053.48                28,110.31                   25,201.48
10/31/06               29,387.04                29,578.44                   26,341.10
11/30/06               31,576.15                31,522.05                   28,216.42
12/31/06               33,000.89                32,956.64                   29,409.83
01/31/07               32,659.02                32,798.76                   29,249.44
02/28/07               32,469.84                32,491.04                   28,884.92
03/31/07               33,775.30                33,729.58                   29,891.00
04/30/07               35,343.77                35,327.49                   31,072.06
05/31/07               37,103.52                37,228.64                   33,055.08
06/30/07               38,858.50                38,525.17                   34,265.30
07/31/07               40,928.93                39,921.79                   35,679.65
08/31/07               40,072.54                39,056.43                   35,067.25
09/30/07               44,501.01                42,845.32                   37,998.03
10/31/07               49,467.27                47,416.89                   41,789.08
11/30/07               45,963.77                44,503.32                   39,018.69
12/31/07               46,127.96                44,904.39                   39,293.62
01/31/08               40,384.98                39,945.18                   35,779.82
02/29/08               43,380.57                41,688.64                   37,239.89
03/31/08               41,088.83                39,746.40                   35,747.73
04/30/08               44,429.96                42,752.84                   38,587.65
05/31/08               45,267.09                43,540.37                   39,261.53
06/30/08               40,759.68                39,061.09                   35,474.97
07/31/08               39,254.46                37,695.44                   34,496.23
08/31/08               36,131.83                34,831.37                   31,913.03
09/30/08               29,812.54                29,119.61                   26,730.57
10/31/08               21,657.84                20,663.12                   19,205.58
11/30/08               20,029.03                18,894.92                   17,504.83
12/31/08               21,596.69                20,315.22                   18,999.33
01/31/09               20,210.79                18,561.97                   17,433.84
02/28/09               19,074.04                17,516.50                   16,579.94
03/31/09               21,817.77                19,774.43                   18,643.54
04/30/09               25,451.81                23,041.80                   21,703.36
05/31/09               29,815.51                27,215.99                   25,634.87
06/30/09               29,419.80                26,894.18                   25,190.12
07/31/09               32,749.02                30,005.04                   28,072.05
08/31/09               32,640.59                30,126.38                   28,160.99
09/30/09               35,608.71                32,816.37                   30,847.23
10/31/09               35,656.05                32,417.79                   30,509.23
11/30/09               37,189.47                34,194.64                   32,092.50
12/31/09               38,662.71                35,398.61                   33,214.68
01/31/10               36,512.68                33,418.73                   31,407.20
02/28/10               36,648.86                33,701.38                   31,621.95
03/31/10               39,610.53                36,490.36                   34,145.26
04/30/10               40,099.27                36,750.75                   34,270.53
05/31/10               36,211.20                33,284.79                   30,762.95
06/30/10               36,327.12                33,297.92                   30,691.37
07/31/10               39,378.00                36,404.55                   33,590.49
08/31/10               38,626.50                35,696.31                   32,749.39
09/30/10               42,924.28                39,741.50                   36,346.45
10/31/10               44,174.38                40,971.76                   37,205.45
11/30/10               43,010.05                39,933.76                   36,400.13

                                   [END CHART]

                         Data from 11/30/00 to 11/30/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Emerging Markets Fund Shares to the following benchmarks:

o The unmanaged Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

o The unmanaged Lipper Emerging Markets Funds Index tracks the total return performance of the 30 largest funds within the Lipper Emerging Markets Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA EMERGING MARKETS FUND INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------
                                               11/30/10              5/31/10
--------------------------------------------------------------------------------

Net Assets                                  $127.1 Million        $77.4 Million
Net Asset Value Per Share                      $20.38               $17.22


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/10
--------------------------------------------------------------------------------
   5/31/10 to 11/30/10**           1 YEAR             SINCE INCEPTION 8/01/08

         17.89%                     13.32%                    3.08%


--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------

                                      1.24%


High double digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

*The USAA Emerging Markets Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND INSTITUTIONAL SHARES' PROSPECTUS DATED OCTOBER 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA EMERGING MARKETS FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    MSCI EMERGING       USAA EMERGING MARKETS FUND       LIPPER EMERGING MARKETS
                    MARKETS INDEX          INSTITUTIONAL SHARES                FUNDS INDEX
07/31/08             $10,000.00                 $10,000.00                     $10,000.00
08/31/08               9,204.52                   9,355.60                       9,240.21
09/30/08               7,594.69                   7,836.31                       7,724.97
10/31/08               5,517.29                   5,630.29                       5,481.60
11/30/08               5,102.36                   5,131.70                       5,012.52
12/31/08               5,501.72                   5,573.05                       5,389.31
01/31/09               5,148.66                   5,117.78                       4,924.20
02/28/09               4,859.08                   4,871.84                       4,646.85
03/31/09               5,558.04                   5,484.09                       5,245.84
04/30/09               6,483.80                   6,384.15                       6,112.62
05/31/09               7,595.45                   7,545.85                       7,219.97
06/30/09               7,494.64                   7,415.03                       7,134.60
07/31/09               8,342.75                   8,273.23                       7,959.86
08/31/09               8,315.13                   8,299.39                       7,992.05
09/30/09               9,071.25                   9,094.79                       8,705.66
10/31/09               9,083.31                   9,000.60                       8,599.92
11/30/09               9,473.95                   9,471.56                       9,071.29
12/31/09               9,849.25                   9,807.63                       9,390.69
01/31/10               9,301.54                   9,273.63                       8,865.46
02/28/10               9,336.23                   9,342.36                       8,940.44
03/31/10              10,090.71                  10,093.13                       9,680.31
04/30/10              10,215.22                  10,130.14                       9,749.39
05/31/10               9,224.74                   9,104.44                       8,829.92
06/30/10               9,254.27                   9,083.29                       8,833.41
07/31/10              10,031.48                   9,945.09                       9,657.55
08/31/10               9,840.03                   9,701.88                       9,469.67
09/30/10              10,934.88                  10,769.88                      10,542.79
10/31/10              11,253.34                  11,028.95                      10,869.16
11/30/10              10,956.73                  10,732.88                      10,593.79

                                   [END CHART]

                    *Data from 7/31/08 to 11/30/10.

                    See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the MSCI Emerging Markets Index and the Lipper Emerging Markets Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

The graph on page 11 illustrates the comparison of a $10,000 hypothetical investment in the USAA Emerging Markets Fund Institutional Shares to the following benchmarks:

o The unmanaged Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

o The unmanaged Lipper Emerging Markets Funds Index tracks the total return performance of the 30 largest funds within the Lipper Emerging Markets Funds category.

================================================================================

12  | USAA EMERGING MARKETS FUND

================================================================================

USAA EMERGING MARKETS ADVISER SHARES* (Ticker Symbol: UAEMX)

--------------------------------------------------------------------------------
                                                                      11/30/10
--------------------------------------------------------------------------------

Net Assets                                                          $5.5 Million
Net Asset Value Per Share                                             $20.31


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/10
--------------------------------------------------------------------------------
                             Since Inception 8/01/10

                                      5.67%


--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------

BEFORE REIMBURSEMENT        2.05%              AFTER REIMBURSEMENT         2.00%


*The USAA Emerging Markets Adviser Shares (Adviser Shares) commenced operations on August 1, 2010, and do not have a full calendar year of performance.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

**USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH OCTOBER 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 2.00% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER OCTOBER 1, 2011.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 LIPPER EMERGING MARKETS      MSCI EMERGING        USAA EMERGING MARKETS
                     FUNDS INDEX              MARKETS INDEX         FUND ADVISER SHARES
07/31/10               $10,000.00               $10,000.00               $10,000.00
08/31/10                 9,805.45                 9,809.16                 9,516.13
09/30/10                10,916.63                10,900.57                10,556.71
10/31/10                11,254.57                11,218.03                10,801.25
11/30/10                10,969.44                10,922.35                10,567.12

                                   [END CHART]

                         *Data from 7/31/10 to 11/30/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Emerging Markets Fund Adviser Shares to the following benchmarks:

o The unmanaged Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

o The unmanaged Lipper Emerging Markets Funds Index tracks the total return performance of the 30 largest funds within the Lipper Emerging Markets Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the MSCI Index and the Lipper Emerging Markets Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

14  | USAA EMERGING MARKETS FUND

================================================================================

                                TOP 10 INDUSTRIES
                                 AS OF 11/30/10
                                (% of Net Assets)

Diversified Banks .......................................................  17.0%
Integrated Oil & Gas ....................................................   8.3%
Steel ...................................................................   6.5%
Wireless Telecommunication Services .....................................   5.6%
Semiconductors ..........................................................   4.7%
Diversified Metals & Mining .............................................   2.3%
Construction & Engineering ..............................................   2.2%
Integrated Telecommunication Services ...................................   1.8%
Oil & Gas Refining & Marketing ..........................................   1.7%
Oil & Gas Exploration & Production ......................................   1.6%

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 11/30/10
                                (% of Net Assets)

Samsung Electronics Co. Ltd. ............................................   2.3%
OAO Gazprom ADR .........................................................   1.8%
Petroleo Brasileiro S.A. ADR - preferred ................................   1.8%
Petroleo Brasileiro S.A. ADR ............................................   1.5%
Itau Unibanco Banco Multiplo S.A. GDR ...................................   1.4%
Reliance Industries Ltd. GDR ............................................   1.4%
Industrial and Commercial Bank of China Ltd. "H" ........................   1.3%
China Mobile Ltd. .......................................................   1.3%
America Movil S.A.B. de C.V. ADR "L" ....................................   1.1%
Vale S.A. ...............................................................   1.1%

You will find a complete list of securities that the Fund owns on pages 17-33.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                       o ASSET ALLOCATION -- 11/30/2010* o

                         [PIE CHART OF ASSET ALLOCATION]

BRAZIL                                                         15.8%
CHINA                                                          15.1%
SOUTH KOREA                                                    11.9%
SOUTH AFRICA                                                    9.1%
TAIWAN                                                          8.8%
RUSSIA                                                          6.9%
INDIA                                                           5.0%
MEXICO                                                          3.9%
OTHER**                                                        22.9%

                                   [END CHART]

 * Excludes short-term investments purchased with cash collateral from securities loaned.

** Includes countries with less than 3% of portfolio and money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

16  | USAA EMERGING MARKETS FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2010 (unaudited)

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (96.8%)

              COMMON STOCKS (91.2%)

              CONSUMER DISCRETIONARY (9.0%)
              -----------------------------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
 3,214,000    China Dongxiang Group Co.                                                    $  1,436
    19,800    Cia Hering                                                                        349
                                                                                           --------
                                                                                              1,785
                                                                                           --------
              APPAREL RETAIL (0.7%)
    93,500    Foschini Ltd.                                                                   1,168
   273,700    Mr. Price Group Ltd.                                                            2,478
   219,300    Truworths International Ltd.                                                    2,226
                                                                                           --------
                                                                                              5,872
                                                                                           --------
              AUTO PARTS & EQUIPMENT (0.5%)
    42,600    Halla Climate Control Corp.                                                       691
     7,900    Hyundai Mobis Co. Ltd.                                                          1,874
   962,000    Minth Group Ltd.                                                                1,630
                                                                                           --------
                                                                                              4,195
                                                                                           --------
              AUTOMOBILE MANUFACTURERS (1.2%)
   872,866    Guangzhou Automobile Industry Group Co. Ltd. "H"                                1,180
     2,570    Hyundai Motor Co. Ltd.                                                            383
    86,270    KIA Motors Corp.                                                                3,642
   228,200    Mahindra & Mahindra Ltd. GDR                                                    3,811
   261,500    PT Astra International Tbk                                                      1,502
                                                                                           --------
                                                                                             10,518
                                                                                           --------
              BROADCASTING (0.6%)
   111,300    CTC Media, Inc.(a)                                                              2,505
    95,300    Grupo Televisa S.A. de C.V. ADR                                                 2,221
                                                                                           --------
                                                                                              4,726
                                                                                           --------
              CABLE & SATELLITE (0.1%)
    24,500    ednNaspers Ltd.                                                                 1,223
                                                                                           --------
              CASINOS & GAMING (0.7%)
    97,170    Grand Korea Leisure Co. Ltd.                                                    1,693
 3,971,620    Resorts World Berhad                                                            4,075
                                                                                           --------
                                                                                              5,768
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              CONSUMER ELECTRONICS (0.9%)
    60,641    LG Electronics, Inc.                                                         $  5,387
 9,054,000    Tatung Co. Ltd.*                                                                2,163
                                                                                           --------
                                                                                              7,550
                                                                                           --------
              DEPARTMENT STORES (0.6%)
     4,200    El Puerto De Liverpool, S.A.B. de C.V.                                             25
   335,000    Golden Eagle Retail Group Ltd.                                                    979
 1,193,000    Intime Department Store Co. Ltd.                                                1,847
   512,900    Woolworths Holdings Ltd.                                                        1,910
                                                                                           --------
                                                                                              4,761
                                                                                           --------
              DISTRIBUTORS (0.4%)
   197,200    Imperial Holdings Ltd.                                                          3,406
                                                                                           --------
              FOOTWEAR (0.3%)
   288,780    Grendene S.A., acquired 2/03/2005 - 9/23/2009; cost $921(b)                     1,583
   976,000    Prime Success International Group Ltd.                                          1,112
                                                                                           --------
                                                                                              2,695
                                                                                           --------
              GENERAL MERCHANDISE STORES (0.4%)
   445,400    Clicks Group Ltd.                                                               2,729
    30,200    Lojas Americanas S.A.                                                             286
                                                                                           --------
                                                                                              3,015
                                                                                           --------
              HOME IMPROVEMENT RETAIL (0.5%)
   513,600    JD Group Ltd.                                                                   3,946
                                                                                           --------
              HOMEBUILDING (1.1%)
 1,606,400    Consorcio ARA S.A. de C.V.                                                        991
   570,000    Corporacion GEO, S.A. de C.V. "B"*                                              1,831
    91,900    Cyrela Brazil Realty S.A.                                                       1,163
    70,850    Desarrolladora Homex S.A. de C.V. ADR*(a)                                       2,384
   129,900    Even Construtora e Incorporadora S.A.                                             679
    20,700    Gafisa S.A. ADR                                                                   297
   116,800    PDG Realty S.A. Empreedimentos                                                    708
   109,200    Rossi Residencial SA                                                              965
   304,300    Urbi Desarrollo Urbanos S.A. de C.V.*                                             697
                                                                                           --------
                                                                                              9,715
                                                                                           --------
              HOTELS, RESORTS, & CRUISE LINES (0.1%)
   557,600    Asian Hotels & Properties plc                                                     911
                                                                                           --------
              MOVIES & ENTERTAINMENT (0.3%)
    61,000    Mail.Ru Group Ltd. GDR*(c)                                                      2,483
                                                                                           --------
              RESTAURANTS (0.1%)
   523,000    Ajisen (China) Holdings Ltd.                                                      886
                                                                                           --------

================================================================================

18  | USAA EMERGING MARKETS FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              TEXTILES (0.3%)
 3,258,500    Weiqiao Textile Co. Ltd. "H"                                                 $  2,665
                                                                                           --------
              Total Consumer Discretionary                                                   76,120
                                                                                           --------
              CONSUMER STAPLES (5.7%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.4%)
    15,000    Astra Argo Lestari Tbk                                                             40
14,309,500    Global Bio-chem Technology Group Co. Ltd.*                                      2,285
   634,200    PT Charoen Pokphand Indonesia Tbk                                                 674
                                                                                           --------
                                                                                              2,999
                                                                                           --------

              BREWERS (0.5%)
    34,600    Compania Cervecerias Unidas S.A. ADR                                            1,946
    71,800    Grupo Modelo S.A. de C.V. "C"                                                     422
    17,145    Hite Brewery Co. Ltd.                                                           1,730
                                                                                           --------
                                                                                              4,098
                                                                                           --------
              DISTILLERS & VINTNERS (0.2%)
   432,500    Distilleries Co. of Sri Lanka plc                                                 633
    30,830    Jinro Ltd.                                                                        965
                                                                                           --------
                                                                                              1,598
                                                                                           --------
              FOOD DISTRIBUTORS (0.2%)
    93,700    Spar Group Ltd.                                                                 1,336
                                                                                           --------
              FOOD RETAIL (1.2%)
   115,400    Grupo Comercial Chedraui S.A.*                                                    361
    40,900    Magnit GDR                                                                      1,080
   187,300    O'KEY Group S.A. GDR*                                                           2,388
   345,000    President Chain Store Corp.                                                     1,392
   137,400    Shoprite Holdings Ltd.                                                          1,869
    90,200    X5 Retail Group NV*                                                             3,423
                                                                                           --------
                                                                                             10,513
                                                                                           --------
              HYPERMARKETS & SUPER CENTERS (0.3%)
   138,000    Lianhua Supermarket Holdings Co. Ltd.                                             647
     3,984    Shinsegae Co. Ltd.                                                              1,948
                                                                                           --------
                                                                                              2,595
                                                                                           --------
              PACKAGED FOODS & MEAT (1.5%)
   399,000    China Yurun Food Group Ltd.                                                     1,426
     7,597    CJ Cheiljedang Corp.                                                            1,402
   864,100    JBS S.A.                                                                        3,301
       184    Lotte Confectionery Co. Ltd.                                                      220
    18,964    Nong Shim Co. Ltd.                                                              3,345
     1,200    Orion Corp.                                                                       422

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
 1,509,500    PT Indofood Sukses Makmur Tbk                                                $    764
   336,840    Thai Union Frozen Products Public Co. Ltd.(c)                                     599
   344,000    Tingyi Holding Corp.                                                              849
                                                                                           --------
                                                                                             12,328
                                                                                           --------
              PERSONAL PRODUCTS (0.3%)
   265,000    Hengan International Group Co. Ltd.                                             2,433
    18,600    Natura Cosmeticos S.A.                                                            500
                                                                                           --------
                                                                                              2,933
                                                                                           --------
              SOFT DRINKS (0.6%)
     3,100    Coca Cola Femsa S.A. de C.V. ADR                                                  251
   105,650    Embotelladoras Arca S.A.                                                          453
    26,400    Fomento Economico Mexicano ADR                                                  1,493
   660,700    Grupo Continental S.A., acquired 7/02/2002 - 11/10/2010; cost $1,170(b)         1,850
     1,286    Lotte Chilsung Beverage Co. Ltd.                                                  917
                                                                                           --------
                                                                                              4,964
                                                                                           --------
              TOBACCO (0.5%)
    51,002    KT&G Corp.                                                                      2,758
   419,500    PT Gudang Garam Tbk                                                             1,890
                                                                                           --------
                                                                                              4,648
                                                                                           --------
              Total Consumer Staples                                                         48,012
                                                                                           --------
              ENERGY (11.5%)
              --------------
              COAL & CONSUMABLE FUELS (1.0%)
   891,000    China Shenhua Energy Co. Ltd. "H"                                               3,764
   233,600    PT Indo Tambangraya Megah                                                       1,268
 1,164,000    Yanzhou Coal Mining Co. Ltd. "H"                                                3,230
                                                                                           --------
                                                                                              8,262
                                                                                           --------
              INTEGRATED OIL & GAS (6.5%)
 1,158,000    China Petroleum and Chemical Corp. "H"                                          1,075
    18,690    China Petroleum and Chemical Corp. ADR "H"(a)                                   1,735
   123,980    LUKoil Holdings ADR                                                             6,795
    11,000    MOL Hungarian Oil and Gas plc*                                                    945
   701,690    OAO Gazprom ADR                                                                15,499
 5,134,000    PetroChina Co. Ltd. "H"                                                         6,380
    23,980    PetroChina Co. Ltd. ADR(a)                                                      2,946
   384,770    Petroleo Brasileiro S.A. ADR                                                   12,482
   232,200    PTT Public Co. Ltd.(c)                                                          2,374
    84,610    Sasol Ltd.                                                                      3,761
    17,180    Sasol Ltd. ADR                                                                    767
                                                                                           --------
                                                                                             54,759
                                                                                           --------

================================================================================

20  | USAA EMERGING MARKETS FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              OIL & GAS DRILLING (0.3%)
    80,700    Eurasia Drilling Co. Ltd. GDR*                                               $  2,502
                                                                                           --------
              OIL & GAS EQUIPMENT & SERVICES (0.4%)
     2,800    Osx Brasil S.A.*                                                                  996
   139,800    TMK GDR*                                                                        2,806
                                                                                           --------
                                                                                              3,802
                                                                                           --------
              OIL & GAS EXPLORATION & PRODUCTION (1.6%)
 2,521,000    CNOOC Ltd.                                                                      5,467
   234,150    JKX Oil & Gas plc                                                               1,125
 2,768,500    Medco Energi Internasional Tkp                                                  1,027
    37,100    Novatek Oao GDR                                                                 3,491
    66,700    Pacific Rubiales Energy Corp.                                                   2,079
    19,300    Petrominerales Ltd.                                                               568
                                                                                           --------
                                                                                             13,757
                                                                                           --------
              OIL & GAS REFINING & MARKETING (1.7%)
   272,502    Reliance Industries Ltd. GDR(d)                                                11,800
    12,100    SK Energy Co. Ltd.                                                              1,727
    23,200    Tupras-Turkiye Petrol Rafinerileri A.S.                                           563
                                                                                           --------
                                                                                             14,090
                                                                                           --------
              Total Energy                                                                   97,172
                                                                                           --------

              FINANCIALS (21.7%)
              ------------------
              CONSUMER FINANCE (0.1%)
   650,400    Thanachart Capital Public Co. Ltd. plc                                            801
                                                                                           --------

              DIVERSIFIED BANKS (16.4%)
10,017,000    Agricultural Bank of China Ltd.*                                                5,224
   266,654    Banco Bradesco S.A. ADR                                                         5,349
 1,299,000    Banco De Oro                                                                    1,594
   125,452    Banco do Brasil S.A.                                                            2,407
    54,200    Banco do Estado do Rio Grande do Sul S.A.                                         616
   345,690    Banco Santander Brasil S.A. ADR                                                 4,511
   810,540    Bangkok Bank Public Co. Ltd.                                                    3,941
    49,300    Bangkok Bank Public Co. Ltd. NVDR                                                 235
 5,722,000    Bank of China Ltd. "H"                                                          3,051
 1,552,227    Bank of the Philippine Islands                                                  1,910
    21,000    Bank Polska Kasa Opieki S.A.                                                    1,232
    12,700    Bank Zachodni WBK                                                                 862
    10,450    BRE Bank S.A.*                                                                    943
 7,333,620    China Construction Bank Corp. "H"                                               6,639
 4,581,460    Chinatrust Financial Holding Co. Ltd.                                           2,758

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
   335,176    Commercial International Bank                                                $  2,394
 5,649,509    First Financial Holding Co. Ltd.                                                3,781
   183,800    Grupo Financiero Banorte S.A.                                                     797
     8,800    HDFC Bank Ltd. ADR                                                              1,552
    20,600    ICICI Bank Ltd. ADR                                                             1,031
14,542,300    Industrial and Commercial Bank of China Ltd. "H"                               11,312
   153,500    Industrial Bank of Korea                                                        2,145
   522,939    Itau Unibanco Banco Multiplo S.A. GDR(d)                                       12,200
   573,900    JSC VTB Bank GDR                                                                3,650
 1,124,100    Kasikornbank Public Co. Ltd.                                                    4,494
   134,823    KB Financial Group, Inc.                                                        6,291
    14,435    KB Financial Group, Inc. ADR                                                      665
   615,500    Kiatnakin Bank Public Co. Ltd.(c)                                                 774
   172,570    Korea Exchange Bank                                                             1,667
 2,944,100    Krung Thai Bank Public Co. Ltd.(c)                                              1,578
 1,342,370    Malayan Banking Berhad                                                          3,606
   488,000    Mega Financial Holding Co. Ltd.                                                   324
 1,022,000    Metropolitan Bank & Trust Co.                                                   1,612
   186,610    Nedcor Ltd.                                                                     3,276
    70,400    PKO Bank Polski S.A.                                                              976
 3,885,000    PT Bank Mandiri Tbk                                                             2,752
 3,835,000    PT Bank Negara Indonesia Tbk                                                    1,719
   150,659    Shinhan Financial Group Co. Ltd.                                                5,809
10,478,639    SinoPac Financials Holdings Co. Ltd.                                            3,816
   574,341    Standard Bank Group Ltd.                                                        8,262
    44,190    State Bank of India Ltd. GDR(d)                                                 5,723
   101,000    Turkiye Garanti Bankasi A.S.                                                      560
   149,800    Turkiye Halk Bankasi                                                            1,409
   285,008    Turkiye Is Bankasi                                                              1,103
   320,500    Turkiye Vakiflar Bankasi T.A.O.                                                   889
   292,100    Yapi ve Kredi Bankasi A.S.*                                                     1,010
                                                                                           --------
                                                                                            138,449
                                                                                           --------

              DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
   298,812    Huaku Development Co. Ltd.                                                        862
                                                                                           --------

              INVESTMENT BANKING & BROKERAGE (0.2%)
 2,991,000    KGI Securities Co. Ltd.                                                         1,379
                                                                                           --------

              LIFE & HEALTH INSURANCE (1.3%)
 2,381,608    China Life Insurance Co. Ltd.                                                   1,906
   825,000    China Life Insurance Co. Ltd. "H"                                               3,538
   362,400    Discovery Holdings Ltd.                                                         1,991
   322,590    Tong Yang Life Insurance Co. Ltd.                                               3,241
                                                                                           --------
                                                                                             10,676
                                                                                           --------

================================================================================

22  | USAA EMERGING MARKETS FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              MULTI-LINE INSURANCE (0.3%)
   165,000    Porto Seguro S.A.                                                            $  2,483
                                                                                           --------
              MULTI-SECTOR HOLDINGS (0.2%)
   436,300    Haci Omer Sabanci Holdings A.S.                                                 2,153
                                                                                           --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
   591,300    African Bank Investments Ltd.                                                   2,929
 1,059,800    FirstRand Ltd.                                                                  2,996
                                                                                           --------
                                                                                              5,925
                                                                                           --------
              PROPERTY & CASUALTY INSURANCE (0.8%)
    33,700    Dongbu Insurance Co. Ltd.                                                       1,112
    13,600    Hyundai Marine & Fire Insurance Co. Ltd.                                          262
 1,122,000    PICC Property and Casualty Co. Ltd "H"*                                         1,679
    23,831    Samsung Fire & Marine Insurance Co. Ltd.                                        3,926
                                                                                           --------
                                                                                              6,979
                                                                                           --------
              REAL ESTATE DEVELOPMENT (0.5%)
   987,040    China Overseas Land & Investment Ltd.                                           1,894
 5,501,300    L.P.N. Development Public Co. Ltd.(c)                                           1,811
 2,165,700    Supali Public Co. Ltd.(c)                                                         802
                                                                                           --------
                                                                                              4,507
                                                                                           --------
              REAL ESTATE OPERATING COMPANIES (0.6%)
    27,300    Iguatemi Empresa de Shopping Centers S.A.                                         677
23,274,000    Renhe Commercial Holdings Co. Ltd.                                              4,196
                                                                                           --------
                                                                                              4,873
                                                                                           --------
              REAL ESTATE SERVICES (0.0%)
     1,600    E-House (China) Holdings Ltd.                                                      22
                                                                                           --------
              REGIONAL BANKS (0.1%)
    73,450    Busan Bank                                                                        868
                                                                                           --------
              REINSURANCE (0.2%)
   180,553    Korean Reinsurance Co. Ltd.                                                     1,830
                                                                                           --------
              SPECIALIZED FINANCE (0.2%)
   224,400    BM&F Bovespa S.A.                                                               1,708
                                                                                           --------
              Total Financials                                                              183,515
                                                                                           --------
              HEALTH CARE (1.2%)
              ------------------
              HEALTH CARE FACILITIES (0.2%)
   678,400    Life Healthcare Group Holdings Ltd.                                             1,382
                                                                                           --------
              PHARMACEUTICALS (1.0%)
   167,600    Aspen Pharmacare Holdings Ltd.                                                  2,198
    56,400    Pharmstandard GDR*                                                              1,521

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
 3,183,000    PT Kalbe Farma Tbk                                                           $  1,233
    18,580    Teva Pharmaceutical Industries Ltd. ADR                                           930
    21,193    Yuhan Corp.                                                                     2,934
                                                                                           --------
                                                                                              8,816
                                                                                           --------
              Total Health Care                                                              10,198
                                                                                           --------
              INDUSTRIALS (8.4%)
              ------------------
              AEROSPACE & DEFENSE (0.3%)
    79,364    Embraer Empresa Brasileira de Aeronautica S.A. ADR                              2,311
                                                                                           --------

              AIR FREIGHT & LOGISTICS (0.3%)
 8,216,200    Sinotrans Ltd. "H"                                                              2,476
                                                                                           --------
              AIRLINES (1.4%)
 2,126,000    Air China Ltd. "H"*                                                             2,754
 1,426,000    China Eastern Airlines Corp. Ltd. "H"*                                            843
 3,006,000    China Southern Airlines Co. Ltd. "H"*                                           2,203
   788,044    Eva Airways Corp.*                                                                897
    18,600    Gol - Linhas Aereas Inteligentes S.A. ADR                                         301
    15,500    Tam S.A. ADR                                                                      377
 1,330,696    Thai Airways International Public Co. Ltd.(c)                                   2,421
   569,800    Turk Hava Yollari Anonim Ortakligi*                                             2,069
                                                                                           --------
                                                                                             11,865
                                                                                           --------
              AIRPORT SERVICES (0.5%)
 6,036,000    Beijing Capital International Airport Co. Ltd. "H"                              3,304
   341,600    OHL Mexico SC, S.A.B. de C.V.*                                                    673
                                                                                           --------
                                                                                              3,977
                                                                                           --------
              CONSTRUCTION & ENGINEERING (2.2%)
 1,274,000    China Railway Construction Corp.                                                1,516
 4,052,000    China Railway Group Ltd. "H"                                                    2,828
    18,200    Daelim Industrial Co. Ltd.                                                      1,703
   112,440    Hyundai Development Co.                                                         3,283
   730,010    Murray & Roberts Holdings Ltd.                                                  3,962
    25,000    Orascom Construction Industries                                                 1,106
     8,500    Samsung Engineering Co. Ltd.                                                    1,360
   710,800    Tekfen Holding Co. Inc.                                                         2,845
                                                                                           --------
                                                                                             18,603
                                                                                           --------

              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.5%)
 1,888,000    China South Locomotive & Rolling Stock Industry Group                           2,254
    10,500    Hyundai Mipo Dockyard Co. Ltd.                                                  1,576
   974,100    International Mining Machin*                                                      768
   129,000    Marcopolo S.A.                                                                    542

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24  | USAA EMERGING MARKETS FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
   620,000    PT United Tractors Tbk                                                       $  1,578
   100,800    Tata Motors Ltd. ADR(a)                                                         3,297
   342,000    Weichai Power Co. Ltd. "H"                                                      2,378
                                                                                           --------
                                                                                             12,393
                                                                                           --------
              HEAVY ELECTRICAL EQUIPMENT (0.0%)
    60,000    Harbin Power Equipment Co. Ltd.                                                    90
                                                                                           --------
              INDUSTRIAL CONGLOMERATES (1.4%)
    27,300    Bidvest Group Ltd.                                                                581
     4,790    CJ Corp.                                                                          328
   334,755    Enka Insaat ve Sanayi A.S.                                                      1,211
   685,500    Koc Holding A.S.                                                                3,218
    40,000    LG Corp.                                                                        2,819
 1,937,502    NWS Holdings Ltd.(a)                                                            3,109
   335,500    Sime Darby Berhad                                                                 919
                                                                                           --------
                                                                                             12,185
                                                                                           --------
              INDUSTRIAL MACHINERY (0.1%)
   127,900    Metalfrio Solutions S.A., acquired 4/12/2007 - 6/20/2007; cost $1,253(b)        1,002
                                                                                           --------
              MARINE (0.1%)
 1,753,000    Sitc International Co. Ltd.*                                                    1,113
                                                                                           --------
              MARINE PORTS & SERVICES (0.3%)
 1,573,709    Cosco Pacific Ltd.                                                              2,485
                                                                                           --------
              TRADING COMPANIES & DISTRIBUTIONS (0.2%)
   163,390    Barloworld Ltd.                                                                 1,382
                                                                                           --------
              TRUCKING (0.1%)
    75,400    Localiza Rent a Car S.A.                                                        1,238
                                                                                           --------
              Total Industrials                                                              72,502
                                                                                           --------
              INFORMATION TECHNOLOGY (11.1%)
              ------------------------------
              COMMUNICATIONS EQUIPMENT (0.6%)
 4,963,000    BYD Electronic International Co. Ltd.                                           2,448
 1,262,060    Comba Telecom Systems Holdings Ltd.                                             1,406
    32,000    High Tech Computer Corp.                                                          887
   180,800    ZTE Corp.                                                                         665
                                                                                           --------
                                                                                              5,406
                                                                                           --------
              COMPUTER HARDWARE (1.2%)
   288,398    Asustek Computer, Inc.                                                          2,493
   981,989    Compal Electronics, Inc.                                                        1,221
 3,075,000    Quanta Computer, Inc.                                                           6,042
                                                                                           --------
                                                                                              9,756
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              COMPUTER STORAGE & PERIPHERALS (0.4%)
   767,000    Catcher Technology Co. Ltd.                                                  $  2,353
   286,045    Lite-On Technology Corp.                                                          371
 1,397,530    TPV Technology Ltd.                                                               898
                                                                                           --------
                                                                                              3,622
                                                                                           --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
   381,500    Cielo S.A.                                                                      3,315
   321,100    Redecard S.A.                                                                   4,186
                                                                                           --------
                                                                                              7,501
                                                                                           --------
              ELECTRONIC COMPONENTS (0.9%)
   467,000    AU Optronics Corp.*                                                               467
   285,300    AU Optronics Corp. ADR*(a)                                                      2,836
   459,800    Delta Electronics Public Co. Ltd.(c)                                              498
   157,000    Delta Electronics, Inc.                                                           698
   827,594    Nan Ya Printed Circuit Board Corp.                                              2,932
    66,000    Unimicron Technology Corp.                                                        121
                                                                                           --------
                                                                                              7,552
                                                                                           --------
              ELECTRONIC MANUFACTURING SERVICES (1.0%)
 2,333,707    Hon Hai Precision Industry Corp. Ltd.                                           8,306
   172,000    Ju Teng International Holdings                                                     69
                                                                                           --------
                                                                                              8,375
                                                                                           --------
              IT CONSULTING & OTHER SERVICES (0.9%)
    15,200    Infosys Technologies Ltd. ADR                                                   1,006
    46,950    Patni Computer Systems Adr                                                        968
 1,209,910    Rolta India Ltd.*(d)                                                            4,228
    13,960    SK C&C Co. Ltd.                                                                 1,076
                                                                                           --------
                                                                                              7,278
                                                                                           --------
              SEMICONDUCTOR EQUIPMENT (0.1%)
    18,800    Hansol LCD, Inc.                                                                1,056
                                                                                           --------
              SEMICONDUCTORS (4.7%)
   258,287    King Yuan Electronics Co. Ltd.*                                                   124
    27,743    Samsung Electronics Co. Ltd.                                                   19,765
   821,000    Siliconware Precision Industries Co.                                              855
   137,680    Siliconware Precision Industries Co. ADR                                          707
 3,532,378    Taiwan Semiconductor Manufacturing Co. Ltd.                                     7,347
   318,893    Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                 3,428
   947,060    Transcend Information, Inc.                                                     2,206
 8,619,286    United Microelectronics Corp.                                                   4,270
   297,480    United Microelectronics Corp. ADR                                                 848
                                                                                           --------
                                                                                             39,550
                                                                                           --------

================================================================================

26  | USAA EMERGING MARKETS FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              SYSTEMS SOFTWARE (0.4%)
   188,480    Asseco Poland S.A.                                                           $  2,993
                                                                                           --------
              TECHNOLOGY DISTRIBUTORS (0.0%)
    48,400    China ITS Holdings Co. Ltd.*                                                       24
   177,156    WPG Holdings Ltd.                                                                 329
                                                                                           --------
                                                                                                353
                                                                                           --------
              Total Information Technology                                                   93,442
                                                                                           --------
              MATERIALS (13.4%)
              -----------------
              ALUMINUM (0.0%)
   254,500    United Co. RUSAL*                                                                 323
                                                                                           --------
              COMMODITY CHEMICALS (1.1%)
   860,000    Formosa Plastics Corp.                                                          2,559
    37,600    Hanwha Chemical Corp.                                                           1,030
    16,900    Hyosung Chemical, Inc.                                                          1,552
     8,060    LG Chem Ltd.                                                                    2,697
   129,102    Mexichem S.A. de C.V.                                                             441
   755,100    Petronas Chemicals Group Bhd*                                                   1,275
                                                                                           --------
                                                                                              9,554
                                                                                           --------
              CONSTRUCTION MATERIALS (1.5%)
 3,860,500    Asia Cement (China) Holdings Corp.                                              1,715
 1,863,270    Asia Cement Corp.                                                               1,846
   166,587    Cemex S.A. de C.V. ADR*                                                         1,506
   458,000    China National Building Material Co. Ltd. "H"                                   1,060
 1,429,593    India Cements Ltd. GDR(c),(d)                                                   6,624
                                                                                           --------
                                                                                             12,751
                                                                                           --------
              DIVERSIFIED METALS & MINING (2.3%)
 5,446,000    Borneo Lumbung Energi and Meta Tbk*                                               705
    54,000    Exxaro Resources Ltd.                                                             959
 1,124,068    Grupo Mexico S.A.B. de C.V. "B"                                                 3,819
   141,000    Jiangxi Copper Co. "H"                                                            405
    73,400    KGHM Polska Miedz S.A.                                                          3,172
     8,620    Korea Zinc Co. Ltd.                                                             2,071
   287,134    Mining and Metallurgical Co. Norilsk Nickel ADR                                 5,734
     5,000    Poongsan Corp.                                                                    207
 1,202,000    PT International Nickel Indonesia Tbk                                             595
    23,900    Southern Copper Corp.(a)                                                        1,002
    67,800    Sterlite Industries India Ltd. ADR                                                961
                                                                                           --------
                                                                                             19,630
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
    10,300    Sociedad Quimica y Minera Chile S.A. ADR                                     $    522
                                                                                           --------
              GOLD (0.7%)
   457,240    African Barrick Gold Ltd.                                                       3,698
    12,736    AngloGold Ashanti Ltd. ADR                                                        597
    81,800    Gold Fields Ltd. ADR                                                            1,365
                                                                                           --------
                                                                                              5,660
                                                                                           --------
              METAL & GLASS CONTAINERS (0.2%)
   507,084    Nampak Ltd.                                                                     1,579
                                                                                           --------
              PAPER PRODUCTS (0.5%)
 1,469,000    Nine Dragons Paper Holdings Ltd.                                                2,217
   357,721    Sappi Ltd.*                                                                     1,743
                                                                                           --------
                                                                                              3,960
                                                                                           --------
              PRECIOUS METALS & MINERALS (0.6%)
    29,412    Anglo Platinum Ltd.*                                                            2,743
    31,700    Fresnillo plc                                                                     696
    19,400    Industrias Penoles, S.A.B. de C.V.                                                604
    73,400    Polymetal GDR*                                                                  1,321
                                                                                           --------
                                                                                              5,364
                                                                                           --------
              SPECIALTY CHEMICALS (0.2%)
 3,338,000    Lumena Resources Corp.                                                          1,333
                                                                                           --------
              STEEL (6.2%)
   144,585    ArcelorMittal South Africa Ltd.                                                 1,530
    83,000    Companhia Siderurgica Nacional S.A. ADR(a)                                      1,299
   100,794    Confab Industrial S.A.                                                            359
   656,127    El Ezz Steel Rebars S.A.E.*                                                     2,040
   366,700    Eregli Demir ve Celik Fabrikalari TAS*                                          1,231
    96,500    Evraz Group S.A. GDR*                                                           2,954
   318,460    Gerdau S.A. ADR                                                                 3,700
    70,000    Grupo Simec S.A. "B"*                                                             170
    53,600    Hyundai Hysco                                                                   1,070
   209,400    Industrias CH, S.A. de C.V "B"*                                                   749
    47,500    Kumba Iron Ore Ltd.                                                             2,661
 4,784,000    Maanshan Iron & Steel Co. Ltd.                                                  2,520
   113,300    Magnitogorsk Iron & Steel Works GDR                                             1,466
    75,900    Metalurgica Gerdau S.A.                                                         1,029
    77,500    Novolipetsk Steel GDR                                                           2,875
     6,310    POSCO                                                                           2,474
    25,790    POSCO ADR                                                                       2,539

================================================================================

28  | USAA EMERGING MARKETS FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
   221,800    Severstal Joint Stock Co.                                                    $  3,134
    37,850    Usinas Siderurgicas de Minas Gerais S.A.                                          480
   297,150    Vale S.A.                                                                       9,414
   319,600    Vale S.A. ADR                                                                   9,073
                                                                                           --------
                                                                                             52,767
                                                                                           --------
              Total Materials                                                               113,443
                                                                                           --------
              TELECOMMUNICATION SERVICES (6.9%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.6%)
    20,830    Brasil Telecom S.A. ADR*                                                          428
 2,884,000    China Communications Services Corp. Ltd. "H"                                    1,753
    17,571    Chunghwa Telecom Co. Ltd. ADR                                                     424
   159,200    KT Corp. ADR                                                                    3,238
   857,420    Mahanagar Telephone Nigam Ltd. ADR*(a)                                          2,169
 1,744,200    PT Telekomunikasi Indonesia Tbk                                                 1,535
   417,020    Telekomunikacja Polska S.A.                                                     2,174
   334,420    Telkom S.A. Ltd.                                                                1,656
                                                                                           --------
                                                                                             13,377
                                                                                           --------
              WIRELESS TELECOMMUNICATION SERVICES (5.3%)
   170,040    America Movil S.A.B. de C.V. ADR "L"                                            9,600
 1,120,500    China Mobile Ltd.                                                              11,169
    67,870    China Mobile Ltd. ADR                                                           3,383
     4,600    Millicom International Cellular S.A.                                              399
    89,800    Mobile TeleSystems ADR                                                          1,883
   265,671    MTN Group Ltd.                                                                  4,536
     9,300    Philippine Long Distance Telephone Co.                                            508
 2,698,000    PT Indonesian Satellite Corp. Tbk                                               1,613
    54,800    Sistema JSFC GDR                                                                1,419
    10,876    SK Telecom Co. Ltd.                                                             1,604
   181,460    SK Telecom Co. Ltd. ADR                                                         3,263
   170,340    Turkcell Iletisim Hizmetleri A.S.                                               1,155
    40,990    Turkcell Iletisim Hizmetleri A.S. ADR                                             698
   182,490    Vimpelcom Ltd.                                                                  2,860
    33,000    Vivo Participacoes S.A.                                                           953
                                                                                           --------
                                                                                             45,043
                                                                                           --------
              Total Telecommunication Services                                               58,420
                                                                                           --------
              UTILITIES (2.3%)
              ----------------
              ELECTRIC UTILITIES (1.1%)
    93,513    Centrais Electricas Brasileiras S.A.                                            1,227
    55,148    Companhia Energetica de Minas Gerais ADR                                          942
    55,700    Enersis S.A. ADR                                                                1,325

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
    84,300    Korea Electric Power Corp.*                                                  $  2,014
    36,800    Korea Electric Power Corp. ADR*                                                   438
   196,700    Light S.A.                                                                      2,521
   407,350    Tenaga Nasional Berhad                                                          1,093
                                                                                           --------
                                                                                              9,560
                                                                                           --------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.8%)
 1,410,600    Aboitiz Power Corp.                                                             1,051
 9,704,000    China Power International Development Ltd.                                      2,012
    16,200    Companhia Energetica de Sao Paulo                                                 271
     3,200    Empresa Nacional De Electricidad S.A. ADR                                         184
 4,389,800    Huaneng Power International, Inc. "H"                                           2,352
    32,940    Huaneng Power International, Inc. ADR "H"                                         709
                                                                                           --------
                                                                                              6,579
                                                                                           --------
              WATER UTILITIES (0.4%)
   202,300    Companhia de Saneamento de Minas Gerais                                         3,233
                                                                                           --------
              Total Utilities                                                                19,372
                                                                                           --------
              Total Common Stocks (cost: $641,557)                                          770,814
                                                                                           --------

              PREFERRED SECURITIES (4.1%)

              CONSUMER DISCRETIONARY (0.3%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.2%)
    27,025    Hyundai Motor Co. Ltd.                                                          1,417
                                                                                           --------
              TEXTILES (0.1%)
   287,688    Companhia de Tecidos Norte de Minas,
                acquired 5/29/2003 - 4/20/2009; cost $1,011(b)                                  755
                                                                                           --------
              Total Consumer Discretionary                                                    2,172
                                                                                           --------
              ENERGY (1.8%)
              -------------
              INTEGRATED OIL & GAS (1.8%)
   518,850    Petroleo Brasileiro S.A. ADR                                                   15,192
                                                                                           --------
              Total Energy                                                                   15,192
                                                                                           --------
              FINANCIALS (0.5%)
              -----------------
              DIVERSIFIED BANKS (0.5%)
    18,400    Banco Itau Holding Financeira S.A.                                                421
   529,481    Itausa - Investimentos Itau S.A.                                                4,002
                                                                                           --------
              Total Financials                                                                4,423
                                                                                           --------
              MATERIALS (0.6%)
              ----------------
              COMMODITY CHEMICALS (0.2%)
   170,500    Braskem S.A. "A"*                                                               1,808
                                                                                           --------

================================================================================

30  | USAA EMERGING MARKETS FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              PAPER PRODUCTS (0.1%)
    70,625    Suzano Papel e Celulose S.A.                                                 $    618
                                                                                           --------
              STEEL (0.3%)
    72,200    Bradespar S.A.                                                                  1,785
    50,100    Gerdau S.A.                                                                       570
    34,350    Usinas Siderurgicas de Minas Gerais S.A.                                          375
                                                                                           --------
                                                                                              2,730
                                                                                           --------
              Total Materials                                                                 5,156
                                                                                           --------
              TELECOMMUNICATION SERVICES (0.5%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   157,350    Tele Norte Leste Participacoes S.A. ADR                                         2,217
                                                                                           --------
              WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    77,100    Tim Participacoes S.A. ADR                                                      2,480
                                                                                           --------
              Total Telecommunication Services                                                4,697
                                                                                           --------
              UTILITIES (0.4%)
              ----------------
              ELECTRIC UTILITIES (0.4%)
   186,371    Companhia Energetica de Minas Gerais (CEMIG)                                    3,098
    10,000    Eletropaulo Metropolitana S.A. "B"                                                181
                                                                                           --------
              Total Utilities                                                                 3,279
                                                                                           --------
              Total Preferred Securities (cost: $31,127)                                     34,919
                                                                                           --------
              EXCHANGE-TRADED FUNDS (1.4%)
    45,451    iPath MSCI India Index*(a)                                                      3,290
 2,332,900    iShares FTSE/Xinhua A50 China Tracker                                           3,924
    70,480    iShares MSCI Emerging Markets Index ETF                                         3,155
    60,260    WisdomTree India Earnings ETF                                                   1,499
                                                                                           --------
              Total Exchange-Traded Funds (cost: $10,020)                                    11,868
                                                                                           --------
              RIGHTS (0.1%)

              FINANCIALS (0.1%)
              -----------------
              DIVERSIFIED BANKS (0.1%)
   513,353    China Construction Bank*                                                          170
   654,403    Industrial and Commerical Bank of China Ltd.*(c)                                  215
                                                                                           --------
              Total Rights (cost: $--)                                                          385
                                                                                           --------
              Total Equity Securities (cost: $682,704)                                      817,986
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (2.6%)
              MONEY MARKET FUNDS (2.6%)
22,032,022    State Street Institutional Liquid Reserve Fund, 0.20%(e) (cost: $22,032)     $ 22,032
                                                                                           --------
              Total Money Market Instruments (cost: $22,032)                                 22,032
                                                                                           --------

              SHORT-TERM INVESTMENTS PURCHASED WITH
              CASH COLLATERAL FROM SECURITIES LOANED (2.1%)

              MONEY MARKET FUNDS (0.4%)
     6,702    AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.20%(e)                     7
    68,637    Blackrock Liquidity Institutional TempFund, 0.18%(e)                               69
 3,771,254    Fidelity Institutional Money Market Portfolio, 0.22%(e)                         3,771
                                                                                           --------
              Total Money Market Funds                                                        3,847
                                                                                           --------

PRINCIPAL
AMOUNT
              REPURCHASE AGREEMENTS (1.7%)
    $9,941    Credit Suisse First Boston LLC, 0.25%, acquired on 11/30/2010 and due 12/01/2010 at $9,941 (collateralized by $10,230 of
                Freddie Mac(f), 0.90%, due 11/05/2015; market value $10,140)                  9,941
     4,383    Deutsche Bank Securities, Inc., 0.24%, acquired on 11/30/2010 and due 12/01/2010 at $4,383 (collateralized by $4,358 of
                Fannie Mae(f), 3.00%, due 9/29/2014; market value $4,471)                     4,383
                                                                                           --------
              Total Repurchase Agreements                                                    14,324
                                                                                           --------
              Total Short-Term Investments Purchased With Cash Collateral
                From Securities Loaned (cost: $18,171)                                       18,171
                                                                                           --------

              TOTAL INVESTMENTS (COST: $722,907)                                           $858,189
                                                                                           ========

================================================================================

32  | USAA EMERGING MARKETS FUND

================================================================================

---------------------------------------------------------------------------------------------------
($ IN 000s)                                VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                         (LEVEL 1)            (LEVEL 2)        (LEVEL 3)
                                     QUOTED PRICES    OTHER SIGNIFICANT      SIGNIFICANT
                                 IN ACTIVE MARKETS           OBSERVABLE     UNOBSERVABLE
ASSETS                        FOR IDENTICAL ASSETS               INPUTS           INPUTS      TOTAL
---------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                          $750,851              $19,963               $-   $770,814
   Preferred Securities                     34,919                    -                -     34,919
   Exchange-Traded Funds                    11,868                    -                -     11,868
   Rights                                      170                  215                -        385

Money Market Instruments:
   Money Market Funds                       22,032                    -                -     22,032

Short-Term Investments
   Purchased With Cash
   Collateral From Securities
   Loaned:
   Money Market Funds                        3,847                    -                -      3,847
   Repurchase Agreements                         -               14,324                -     14,324
---------------------------------------------------------------------------------------------------
Total                                     $823,687              $34,502               $-   $858,189
---------------------------------------------------------------------------------------------------

For the period ended November 30, 2010, common stocks with a fair value of $342,783,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At November 30, 2010, closing prices were not adjusted for these securities.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

o  CATEGORIES AND DEFINITIONS

   RIGHTS -- enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

   GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================

34  | USAA EMERGING MARKETS FUND

================================================================================

  iPath iPath -- Exchange traded notes (ETNs) that are senior, unsecured, unsubordinated debt securities issued by Barclays Bank, PLC. ETNs are traded on securities exchanges and are linked to the return of a benchmark index.

  iShares Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

  NVDR Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.

o  SPECIFIC NOTES

   (a) The security or a portion thereof was out on loan as of November 30, 2010.

   (b) Security deemed illiquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at November 30, 2010, was $5,190,000, which represented 0.6% of the Fund's net assets.

   (c) Security was fair valued at November 30, 2010, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

   (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (e) Rate represents the money market fund annualized seven-day yield at November 30, 2010.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

   (f) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

     *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

36  | USAA EMERGING MARKETS FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (including securities
    on loan of $17,297) (cost of $722,907)                                   $858,189
  Cash denominated in foreign currencies (identified cost of $4,661)            4,646
  Receivables:
    Capital shares sold:
      Affiliated transactions (Note 8)                                            266
      Nonaffiliated transactions                                                  647
    USAA Investment Management Company (Note 7D)                                   85
    Dividends and interest                                                      1,251
    Securities sold                                                             5,375
    Other                                                                          19
                                                                             --------
      Total assets                                                            870,478
                                                                             --------
LIABILITIES
  Payables:
    Upon return of securities loaned                                           18,171
      Securities purchased                                                      4,504
      Capital shares redeemed                                                     639
  Unrealized depreciation on foreign currency contracts held, at value              2
  Accrued management fees                                                         731
  Accrued transfer agent's fees                                                    81
  Other accrued expenses and payables                                           1,228
                                                                             --------
      Total liabilities                                                        25,356
                                                                             --------
        Net assets applicable to capital shares outstanding                  $845,122
                                                                             ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                            $737,525
  Accumulated undistributed net investment income                               5,503
  Accumulated net realized loss on investments                                (32,153)
  Net unrealized appreciation of investments                                  135,282
  Net unrealized depreciation of foreign currency translations                 (1,035)
                                                                             --------
        Net assets applicable to capital shares outstanding                  $845,122
                                                                             ========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $712,551/35,063 shares outstanding)           $  20.32
                                                                             ========
    Institutional Shares (net assets of $127,067/6,230 shares outstanding)   $  20.40
                                                                             ========
    Adviser Shares (net assets of $5,504/271 shares outstanding)             $  20.29
                                                                             ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $1,026)                        $   7,221
  Interest                                                                          21
  Securities lending (net)                                                          99
                                                                             ---------
      Total income                                                               7,341
                                                                             ---------
EXPENSES
  Management fees                                                                3,832
  Administration and servicing fees:
    Fund Shares                                                                    486
    Institutional Shares                                                            25
    Adviser Shares*                                                                  2
  Transfer agent's fees:
    Fund Shares                                                                    958
    Institutional Shares                                                            25
  Distribution and Service fees (Note 7F):
    Adviser Shares*                                                                  4
  Custody and accounting fees:
    Fund Shares                                                                    326
    Institutional Shares                                                            52
    Adviser Shares*                                                                  2
  Postage:
    Fund Shares                                                                     36
  Shareholder reporting fees:
    Fund Shares                                                                     23
  Trustees' fees                                                                     5
  Registration fees:
    Fund Shares                                                                     24
    Adviser Shares*                                                                  9
  Professional fees                                                                 44
  Other                                                                              9
                                                                             ---------
      Total expenses                                                             5,862
  Expenses reimbursed:
    Institutional Shares                                                           (30)
    Adviser Shares*                                                                 (2)
                                                                             ---------
  Net expenses                                                                   5,830
                                                                             ---------
NET INVESTMENT INCOME                                                            1,511
                                                                             ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, AND
FOREIGN CURRENCY
  Net realized gain (loss) on:
    Investments (net of foreign taxes withheld of $732)                         36,378
    Foreign currency transactions                                                  (40)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                                 82,131
    Foreign currency translations                                                 (262)
                                                                             ---------
      Net realized and unrealized gain                                         118,207
                                                                             ---------
  Increase in net assets resulting from operations                           $ 119,718
                                                                             =========

*Adviser shares were initiated on August 1, 2010

See accompanying notes to financial statements.

================================================================================

38  | USAA EMERGING MARKETS FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2010 (unaudited), and year ended
May 31, 2010

--------------------------------------------------------------------------------

                                                                 11/30/2010           5/31/2010
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                            $  1,511            $  3,905
  Net realized gain on investments                                   36,378              49,246
  Net realized loss on foreign currency transactions                    (40)               (177)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                      82,131              36,133
    Foreign currency translations                                      (262)               (739)
                                                                   ----------------------------
    Increase in net assets resulting from operations                119,718              88,368
                                                                   ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                           -              (3,451)
    Institutional Shares                                                  -                (549)
                                                                   ----------------------------
      Total distributions of net investment income                        -              (4,000)
                                                                   ----------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
  Fund Shares                                                        51,079              50,071
  Institutional Shares                                               34,276              51,418
  Adviser Shares*                                                     5,000                   -
                                                                   ----------------------------
    Total net increase in net assets from
      capital share transactions                                     90,355             101,489
                                                                   ----------------------------
  Capital contribution from USAA Transfer
    Agency Company:
    Fund Shares                                                           -                   3
                                                                   ----------------------------
  Net increase in net assets                                        210,073             185,860
NET ASSETS
  Beginning of period                                               635,049             449,189
                                                                   ----------------------------
  End of period                                                    $845,122            $635,049
                                                                   ============================
Accumulated undistributed net investment income:
  End of period                                                    $  5,503            $  3,992
                                                                   ============================

*Adviser shares were initiated on August 1, 2010

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation. The Fund concentrates its investments in securities of companies in emerging market countries, which may have limited or developing capital markets. Such investments may involve greater risks than investments in developed markets, and political, social, or economic changes in these markets may cause the prices of such investments to be volatile.

The Fund has three classes of shares: Emerging Markets Fund Shares (Fund Shares), Emerging Markets Fund Institutional Shares (Institutional Shares), and effective August 1, 2010, Emerging Markets Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds

================================================================================

40  | USAA EMERGING MARKETS FUND

================================================================================

(Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

    2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

         securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security

================================================================================

42  | USAA EMERGING MARKETS FUND

================================================================================

         may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include foreign common stock valued using quoted prices in active markets for similar assets; rights valued using market inputs and other factors deemed by the Manager to appropriately reflect fair value; and repurchase agreements valued at cost, which approximates fair value.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S.

================================================================================

44  | USAA EMERGING MARKETS FUND

================================================================================

    dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received.
    At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2010, custodian and other bank credits reduced the Fund's expenses by less than $500. For the six-month period ended November 30, 2010, the Fund did not incur any brokerage commission recapture credits.

H. REDEMPTION FEES - Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six-month period ended November 30, 2010, the Adviser Shares did not receive any redemption fees.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

================================================================================

46  | USAA EMERGING MARKETS FUND

================================================================================

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2010, the Fund paid CAPCO facility fees of $1,000, which represents 1.6% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2010.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2011, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2010, the Fund had capital loss carryovers of $59,310,000, for federal income tax purposes. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2017 and 2018, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

         CAPITAL LOSS CARRYOVERS
------------------------------------------
 EXPIRES                         BALANCE
---------                      -----------
  2017                         $17,653,000
  2018                          41,657,000
                               -----------
                      Total    $59,310,000
                               ===========

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended November 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2010, were $303,929,000 and $222,345,000, respectively.

As of November 30, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2010, were $157,963,000 and $22,681,000, respectively, resulting in net unrealized appreciation of $135,282,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, ClearLend Securities (ClearLend), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash

================================================================================

48  | USAA EMERGING MARKETS FUND

================================================================================

collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and ClearLend retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. ClearLend receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended November 30, 2010, the Fund received securities-lending income of $99,000, which is net of the 20% income retained by ClearLend. As of November 30, 2010, the Fund loaned securities having a fair market value of approximately $17,297,000 and received cash collateral of $18,171,000 for the loans. Of this amount, $18,171,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and less than $500 remained in cash.

(6) CAPITAL SHARE TRANSACTIONS

At November 30, 2010, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions, for all classes were as follows, in thousands:

                                          SIX-MONTH
                                         PERIOD ENDED           YEAR ENDED
                                          11/30/2010             5/31/2010
--------------------------------------------------------------------------------
                                     SHARES      AMOUNT      SHARES      AMOUNT
                                     -------------------------------------------
FUND SHARES:
Shares sold                           6,129     $118,512     13,197    $ 229,685
Shares issued from reinvested
  dividends                               -            -        190        3,395
Shares redeemed                      (3,495)     (67,433)   (10,524)    (183,009)
                                     -------------------------------------------
Net increase from capital
  share transactions                  2,634     $ 51,079      2,863    $  50,071
                                     ===========================================
INSTITUTIONAL SHARES:
Shares sold                           1,950     $ 38,700      3,678    $  65,156
Shares issued from reinvested
  dividends                               -            -         31          548
Shares redeemed                        (216)      (4,424)      (827)     (14,286)
                                     -------------------------------------------
Net increase from capital
  share transactions                  1,734     $ 34,276      2,882    $  51,418
                                     ===========================================
ADVISER SHARES
  (INITIATED ON AUGUST 1, 2010):
Shares sold                             271     $  5,000          -    $       -
Shares issued from reinvested
  dividends                               -            -          -            -
Shares redeemed                          (-)           -         (-)          (-)
                                     -------------------------------------------
Net increase from capital
  share transactions                    271     $  5,000          -    $       -
                                     ===========================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision

================================================================================

50  | USAA EMERGING MARKETS FUND

================================================================================

    by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 1.00% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Emerging Markets Funds Index over the performance period. The Lipper Emerging Markets Funds Index tracks the total return performance of the 30 largest funds in the Lipper Emerging Markets Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares and Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2008, and August 1, 2010, respectively. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Emerging Markets Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended November 30, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $3,832,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $66,000, $3,000, and less than $500, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.02%, 0.01%, and less than 0.01%, respectively.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with The Boston Company Asset Management, LLC (The Boston Company) and Batterymarch Financial Management, Inc. (Batterymarch), under which The Boston Company and Batterymarch direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays The Boston Company a subadvisory fee in the annual amount of 0.69% of the portion of the Fund's average net assets that The Boston Company manages. For the six-month period ended November 30, 2010, the Manager incurred subadvisory fees, paid or payable to The Boston Company, of $1,343,000.

    The Manager (not the Fund) pays Batterymarch a subadvisory fee in the annual amount of 0.80% for assets up to $100 million; 0.75% for assets over $100 million up to $600 million; and 0.60% for assets

================================================================================

52  | USAA EMERGING MARKETS FUND

================================================================================

    over $600 million on the portion of the Fund's average net assets that Batterymarch manages. For the six-month period ended November 30, 2010, the Manager incurred subadvisory fees, paid or payable to Batterymarch, of $1,393,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15%, 0.05%, and 0.15% of average net assets of the Fund Shares, Institutional Shares, and Adviser Shares, respectively. For the six-month period ended November 30, 2010, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $486,000, $25,000, and $2,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2010, the Fund reimbursed the Manager $12,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2011, to limit the annual expenses of the Adviser Shares to 2.00% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2011, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date.

    The Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares for its first two fiscal years to 1.13% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

    the Institutional Shares for all expenses in excess of that amount. Effective October 1, 2010, the Manager terminated this voluntary agreement. For the six-month period ended November 30, 2010, the Adviser Shares and the Institutional Shares incurred reimbursable expenses of $2,000 and $30,000, respectively, which was receivable from the Manager. For the six-month period ended November 30, 2010, the Institutional Shares had a prior year receivable due from the Manager of $53,000.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2010, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $958,000, $25,000, and less than $500, respectively.

F. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to the Manager (the distributor) for distribution and shareholder services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2010, the Adviser Shares incurred distribution and service (12b-1) fees of $4,000.

================================================================================

54  | USAA EMERGING MARKETS FUND

================================================================================

G. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of November 30, 2010, the Fund recorded a receivable for capital shares sold of $266,000 for the Target Funds' purchases of Institutional Shares. As of November 30, 2010, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                    OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                     0.8%
USAA Target Retirement 2020 Fund                                       2.0
USAA Target Retirement 2030 Fund                                       4.3
USAA Target Retirement 2040 Fund                                       5.4
USAA Target Retirement 2050 Fund                                       2.6

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2010, USAA and its affiliates owned 271,000 shares, which represent 100% of the Adviser Shares and 0.7% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                              NOVEMBER 30,                             YEAR ENDED MAY 31,
                              -----------------------------------------------------------------------------------
                                  2010            2010            2009          2008          2007           2006
                              -----------------------------------------------------------------------------------
Net asset value at
  beginning of period         $  17.20        $  14.41        $  24.47      $  22.67      $  16.82       $  12.59
                              -----------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment
    income                         .02             .11             .23           .29           .14            .13
  Net realized and
    unrealized gain (loss)        3.10            2.79           (9.15)         3.99          5.93           4.21
                              -----------------------------------------------------------------------------------
Total from investment
  operations                      3.12            2.90           (8.92)         4.28          6.07           4.34
                              -----------------------------------------------------------------------------------
Less distributions from:
  Net investment income              -            (.11)           (.20)         (.29)         (.22)          (.11)
  Realized capital gains             -               -            (.94)        (2.19)            -              -
                              -----------------------------------------------------------------------------------
Total distributions                  -            (.11)          (1.14)        (2.48)         (.22)          (.11)
                              -----------------------------------------------------------------------------------
Net asset value at
  end of period               $  20.32        $  17.20        $  14.41      $  24.47      $  22.67       $  16.82
                              ===================================================================================
Total return (%)*                18.14           20.07(d)       (34.71)        18.78         36.23(a)       34.52
Net assets at
  end of period (000)         $712,551        $557,639        $425,934      $622,436      $445,365       $314,876
Ratios to average
  net assets:**
  Expenses (%)(b),(c)             1.61(e)         1.66(d)         1.79          1.51          1.65(a)        1.61
  Net investment
    income (%)                     .35(e)          .61            1.98          1.22           .88           1.31
Portfolio turnover (%)              31              66              76            64           109             48

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended November 30, 2010, average net assets were $647,542,000.
(a) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The
    Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                  (.00%)(+)       (.00%)(+)       (.00%)(+)     (.00%)(+)     (.01%)         (.02%)
    (+) Represents less than 0.01% of average net assets.
(c) Effective March 1, 2004, through September 30, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund Shares to 1.80% of the Fund Shares' average net assets.
(d) During the year ended May 31, 2010, SAS reimbursed the Fund Shares $102,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares'
    total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.02%.
    This decrease is excluded from the expense ratios above.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

56  | USAA EMERGING MARKETS FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                               SIX-MONTH
                                                              PERIOD ENDED
                                                              NOVEMBER 30,   YEAR ENDED MAY 31,
                                                              ----------------------------------
                                                                  2010         2010      2009***
                                                              ----------------------------------
Net asset value at beginning of period                        $  17.22      $ 14.41      $ 21.26
                                                              ----------------------------------
Income (loss) from investment operations:
  Net investment income                                            .05          .21(a)       .31(a)
  Net realized and unrealized gain (loss)                         3.13         2.78(a)     (5.98)(a)
                                                              ----------------------------------
Total from investment operations                                  3.18         2.99(a)     (5.67)(a)
                                                              ----------------------------------
Less distributions from:
  Net investment income                                              -         (.18)        (.24)
  Realized capital gains                                             -            -         (.94)
                                                              ----------------------------------
Total distributions                                                  -         (.18)       (1.18)
                                                              ----------------------------------
Net asset value at end of period                              $  20.40      $ 17.22      $ 14.41
                                                              ==================================
Total return (%)*                                                18.47        20.74       (24.59)
Net assets at end of period (000)                             $127,067      $77,410      $23,255
Ratios to average net assets:**
  Expenses (%)(b),(d)                                             1.16(c)      1.13         1.13(c)
  Expenses, excluding reimbursements (%)(b)                       1.22(c)      1.24         1.28(c)
  Net investment income (%)                                        .73(c)      1.17         3.30(c)
Portfolio turnover (%)                                              31           66           76

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended November 30, 2010, average net assets were
    $101,473,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Prior to October 1, 2010, the Manager agreed to limit the annual expenses of the Institutional Shares to 1.13% of the Institutional Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                    PERIOD ENDED
                                                                    NOVEMBER 30,
                                                                      2010***
                                                                    ------------
Net asset value at beginning of period                                 $19.22
                                                                       ------
Income (loss) from investment operations:
  Net investment income                                                  (.03)(a)
  Net realized and unrealized gain                                       1.10(a)
                                                                       ------
Total from investment operations                                         1.07(a)
                                                                       ------
Net asset value at end of period                                       $20.29
                                                                       ======
Total return (%)*                                                        5.57
Net assets at end of period (000)                                      $5,504
Ratios to average net assets:**(c)
  Expenses (%)(b)                                                        2.00
  Expenses, excluding reimbursements (%)(b)                              2.14
  Net investment income (%)                                              (.50)
Portfolio turnover (%)                                                     31

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the period ended November 30, 2010, average net assets were $4,638,000. *** Adviser Shares were initiated on August 1, 2010.
(a) Calculated using average shares.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

58  | USAA EMERGING MARKETS FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2010, through November 30, 2010, for the Fund Shares and Institutional Shares, and for the period of August 1, 2010, through November 30, 2010, for the Adviser Shares.

ACTUAL EXPENSES
The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for

================================================================================

                                                           EXPENSE EXAMPLE |  59

================================================================================

each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                          EXPENSES PAID
                                  BEGINNING           ENDING             DURING PERIOD**
                                ACCOUNT VALUE      ACCOUNT VALUE         JUNE 1, 2010* -
                                JUNE 1, 2010*     NOVEMBER 30, 2010     NOVEMBER 30, 2010
                                ---------------------------------------------------------
FUND SHARES
Actual                            $1,000.00          $1,181.40               $8.80
Hypothetical
  (5% return before expenses)      1,000.00           1,017.00                8.14

INSTITUTIONAL SHARES
Actual                             1,000.00           1,184.70***             6.35***
Hypothetical
  (5% return before expenses)      1,000.00           1,019.25***             5.87***

ADVISER SHARES*
Actual                             1,000.00           1,055.70                6.76
Hypothetical
  (5% return before expenses)      1,000.00           1,009.86                6.61

* For Adviser Shares the beginning of the period was the initiation date of August 1, 2010.

================================================================================

60  | USAA EMERGING MARKETS FUND

================================================================================

** Expenses are equal to the annualized expense ratio of 1.61% for Fund Shares, 1.16% for Institutional Shares, and 2.00% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days for Fund Shares and Instititutional Shares (to reflect the one-half-year period) or 120/365 for Adviser Shares (to reflect the number of days expenses were accrued). The Fund's actual ending account values are based on its actual total returns of 18.14% for Fund Shares, 18.47% for Institutional Shares, and 5.57% for Adviser Shares for the six-month period of June 1, 2010, through November 30, 2010, for the Fund Shares and Institutional Shares, and August 1, 2010, through November 30, 2010, for the Adviser Shares.
*** The Institutional Shares' annualized expense ratio of 1.16% above reflects the termination of of the Manager's voluntary expense limitation for the Institutional Shares of 1.13% effective October 1, 2010. Had this termination been in effect for the entire six-month period of June 1, 2010, through November 30, 2010, the values in the table above would be as shown below.

                                                                            EXPENSES PAID
                                BEGINNING                  ENDING           DURING PERIOD
                              ACCOUNT VALUE             ACCOUNT VALUE       JUNE 1, 2010 -
                              JUNE 1, 2010             NOVEMBER 30, 2010   NOVEMBER 30, 2010
                              --------------------------------------------------------------
INSTITUTIONAL SHARES
Actual                            $1,000.00               $1,184.70               $6.68
Hypothetical
  (5% return before expenses)      1,000.00                1,018.95                6.17

================================================================================

                                                           EXPENSE EXAMPLE |  61

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.



================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
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>> SAVE PAPER AND FUND COSTS
   At usaa.com click: MY DOCUMENTS
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   =============================================================================
   25559-0111                                (C)2011, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2010

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    01/26/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01/26/2011
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    01/26/2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.